UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund –
.
PAFGX Global Allocation Fund–
.
Advisor  Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
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help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Allocation Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’ s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period— a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth— according to a preliminary estimate— slowed from the level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’ s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Global Allocation Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023— Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’ s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Allocation Fund
Portfolio Summary

* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION

T. ROWE PRICE Global Allocation Fund

* Sources: Credit ratings for the securities held
in the fund are provided by Moody’ s, Standard
& Poor’ s, and Fitch and are converted to the
Standard & Poor’ s nomenclature. If the rating
agencies differ, the highest rating is applied to the
security. If a rating is not available, the security
is classified as Not Rated. T. Rowe Price uses
the rating of the underlying investment vehicle to
determine the creditworthiness of credit default
swaps and sovereign securities. The fund is not
rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and
may include conventional pass-through securities
and collateralized mortgage obligations; unlike
Treasuries, government agency securities are not
issued directly by the U.S. government and are
generally unrated but may have credit support
from the U.S. Treasury (e.g., FHLMC and FNMA
issues) or a direct government guarantee (e.g.,
GNMA issues). Therefore, this category may
include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and
credit of the U.S. government. The ratings of U.S.
Treasury securities are derived from the ratings on
the U.S. government.
BOND PORTFOLIO PROFILE
Periods Ended 10/31/23 4/30/24
Weighted Average
Effective Duration (years) 5.4 5.5
Weighted Average
Maturity (years) 8.2 8.2
Credit Quality Diversification*
U.S. Government
Agencies** 0.6% 0.8%
U.S. Treasuries*** 24.5  25.8
AAA 5.4  5.3
AA 6.7  5.2
A 14.4  15.2
BBB 22.6  21.0
BB and Below 25.0  25.8
Not Rated 0.8  0.9
Total 100.0% 100.0%

T. ROWE PRICE Global Allocation Fund

Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2024, Moody’ s Corporation, Moody’ s Investors Service,
Inc., Moody’ s Analytics, Inc. and/or their licensors and affiliates
(collectively, “ Moody’ s” ). All rights reserved. Moody’ s ratings and other information (“ Moody’ s Information” ) are proprietary to Moody’ s and/
or its licensors and are protected by copyright and other intellectual property laws. Moody’ s Information is licensed to Client by Moody’ s.
MOODY’ S INFORMATION MAY NOT BE COPIED OR OTHERWISE
REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,
TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD,
OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE,
IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY
MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’ S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its
affiliates, as applicable). Reproduction of any information, data or material, including ratings (“ Content” ) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“ Content Providers” ) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any
Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Global Allocation Fund

Microsoft
1.7%
NVIDIA
1.2
Amazon.com
1.1
Apple
1.0
Alphabet
0.9
Taiwan Semiconductor
Manufacturing
0.8
Visa
0.6
JPMorgan Chase
0.5
AstraZeneca
0.5
Elevance Health
0.5
Total
8.8%
U.S. Treasuries
7.1%
T. Rowe Price Institutional
Emerging Markets Bond
Fund
3.9
T. Rowe Price
International Bond Fund
– I Class
2.9
T. Rowe Price Institutional
High Yield Fund
2.5
T. Rowe Price Emerging
Markets Local Currency
Bond Fund – I Class
2.1
T. Rowe Price Dynamic
Global Bond Fund – I
Class
1.9
T. Rowe Price Institutional
Floating Rate Fund
1.1
T. Rowe Price
International Bond Fund
(USD Hedged) – I Class
0.8
Federal Home Loan
Mortgage Corp
– Mortgages
0.2
Bank of America
0.1
Total
22.6%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
4/30/24
Bonds
Percent of
Net Assets
4/30/24
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Allocation Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor
Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a
0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’ s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “ Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’ s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’ s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Global Allocation Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL ALLOCATION FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,139.50 $4.10
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.03   3.87
Advisor Class
Actual   1,000.00   1,137.70   5.37
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,019.84   5.07
I Class
Actual   1,000.00   1,141.10   3.14
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.93   2.97
* Expenses are equal to the fund’ s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.77%, the
2
Advisor Class was 1.01%, and the
3
I Class was 0.59%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 13.26 $ 12.83 $ 16.75 $ 13.80 $ 13.22 $ 12.18
Investment
activities
Net investment
income
(1)(2)
0.14 0.25 0.20 0.16 0.15 0.23
Net realized and
unrealized gain/
loss 1.70 0.59 (2.95) 2.95 0.72 1.10
Total from
investment
activities 1.84 0.84 (2.75) 3.11 0.87 1.33
Distributions
Net investment
income (0.36) (0.22) (0.15) (0.14) (0.18) (0.23)
Net realized gain —  (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.36) (0.41) (1.17) (0.16) (0.29) (0.29)
NET ASSET
VALUE
End of period $ 14.74 $ 13.26 $ 12.83 $ 16.75 $ 13.80 $ 13.22

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
13.95% 6.62% (17.55)% 22.66% 6.65% 11.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.91%
(4)
0.86% 0.86% 0.83% 0.84% 0.85%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.72% 0.73% 0.72% 0.73% 0.72%
Net investment
income 2.02%
(4)
1.89% 1.37% 1.01% 1.12% 1.85%
Portfolio turnover
rate 17.4% 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end
of period (in
thousands) $511,016 $492,231 $708,365 $1,037,535 $731,173 $664,057
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 13.16 $ 12.71 $ 16.59 $ 13.67 $ 13.13 $ 12.11
Investment
activities
Net investment
income
(1)(2)
0.13 0.21 0.15 0.11 0.11 0.19
Net realized and
unrealized gain/
loss 1.67 0.59 (2.93) 2.93 0.71 1.09
Total from
investment
activities 1.80 0.80 (2.78) 3.04 0.82 1.28
Distributions
Net investment
income (0.33) (0.16) (0.08) (0.10) (0.17) (0.20)
Net realized gain —  (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.33) (0.35) (1.10) (0.12) (0.28) (0.26)
NET ASSET
VALUE
End of period $ 14.63 $ 13.16 $ 12.71 $ 16.59 $ 13.67 $ 13.13

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
13.77% 6.38% (17.85)% 22.33% 6.31% 10.87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.25%
(4)
1.19% 1.18% 1.17% 1.17% 1.19%
Net expenses
after waivers/
payments by
Price Associates 1.01%
(4)
1.01% 1.02% 1.04% 1.05% 1.04%
Net investment
income 1.81%
(4)
1.59% 1.08% 0.70% 0.81% 1.53%
Portfolio turnover
rate 17.4% 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end
of period (in
thousands) $3,286 $3,446 $4,457 $6,662 $10,435 $13,949
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 13.29 $ 12.88 $ 16.82 $ 13.84 $ 13.25 $ 12.21
Investment
activities
Net investment
income
(1)(2)
0.16 0.27 0.22 0.18 0.16 0.24
Net realized and
unrealized gain/
loss 1.70 0.58 (2.97) 2.97 0.72 1.10
Total from
investment
activities 1.86 0.85 (2.75) 3.15 0.88 1.34
Distributions
Net investment
income (0.41) (0.25) (0.17) (0.15) (0.18) (0.24)
Net realized gain —  (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.41) (0.44) (1.19) (0.17) (0.29) (0.30)
NET ASSET
VALUE
End of period $ 14.74 $ 13.29 $ 12.88 $ 16.82 $ 13.84 $ 13.25

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
14.11% 6.75% (17.49)% 22.89% 6.71% 11.32%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.76% 0.75% 0.73% 0.75% 0.77%
Net expenses
after waivers/
payments by
Price Associates 0.59%
(4)
0.59% 0.60% 0.62% 0.63% 0.63%
Net investment
income 2.23%
(4)
1.99% 1.59% 1.11% 1.22% 1.92%
Portfolio turnover
rate 17.4% 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end
of period (in
thousands) $284,053 $276,877 $241,804 $191,932 $104,623 $68,428
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA  0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  15,778 170
Globant (USD)  (1) 996 178
MercadoLibre (USD)  (1) 909 1,326
Tenaris, ADR (USD)  1,455 48
Total Argentina (Cost $960) 1,722
AUSTRALIA  0.6%
Common Stocks 0.6%
ALS  6,155 51
ANZ Group Holdings  9,106 164
Bellevue Gold  (1) 48,197 54
BHP Group  44,221 1,213
BHP Group (GBP)  (2) 12,365 342
BlueScope Steel  1,852 27
Capricorn Metals  (1) 22,838 72
Challenger  14,030 60
Champion Iron  9,942 45
Champion Iron (CAD)  785 4
Cochlear  358 75
Downer EDI  25,738 77
Emerald Resources  (1) 59,985 135
Frontier Digital Ventures  (1) 215,761 79
Goodman Group  9,661 195
IGO  19,489 97
Macquarie Group  1,439 172
Northern Star Resources  26,404 250
oOh!media  66,161 72
Pilbara Minerals  91,311 233
Red 5  (1) 155,851 45
Reliance Worldwide  19,880 65
Rio Tinto  605 50
Scentre Group  166,950 338
South32  130,508 298
Worley  24,234 234
4,447
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD)  (3) 140,000 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Transurban Finance, 4.125%, 2/2/26 (USD)  (3) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD)  (3) 67,000 62
Woodside Finance, 4.50%, 3/4/29 (USD)  (3) 105,000 100
291
Total Australia (Cost $3,680) 4,738
AUSTRIA  0.2%
Common Stocks 0.2%
BAWAG Group  15,266 912
Erste Group Bank  2,260 105
OMV  3,713 176
Schoeller-Bleckmann Oilfield Equipment  1,885 92
Total Austria (Cost $933) 1,285
BAHRAIN  0.0%
Common Stocks 0.0%
Aluminium Bahrain  28,601 96
Total Bahrain (Cost $80) 96
BANGLADESH  0.0%
Common Stocks 0.0%
BRAC Bank  272,694 96
Square Pharmaceuticals  31,144 60
Total Bangladesh (Cost $181) 156
BELGIUM  0.0%
Common Stocks 0.0%
KBC Group  1,198 89
Shurgard Self Storage  2,216 91
Umicore  5,162 114
Warehouses De Pauw  2,157 57
Total Belgium (Cost $360) 351
BRAZIL  0.4%
Common Stocks 0.4%
B3  199,520 413

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CI&T, Class A (USD)  (1)(2) 6,558 26
Hypera  27,665 158
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,073 69
Klabin  83,201 368
Localiza Rent a Car  75,677 715
Lojas Renner  23,270 69
Multiplan Empreendimentos Imobiliarios  10,604 47
Raia Drogasil  114,661 566
Suzano  4,719 53
TOTVS  11,500 61
Vale, ADR (USD)  31,388 382
WEG  31,500 241
Total Brazil (Cost $3,164) 3,168
CANADA  1.7%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust  (1) 800 17

Common Stocks 1.4%
Agnico Eagle Mines  2,864 181
Agnico Eagle Mines (USD)  1,110 70
Alamos Gold, Class A  8,929 131
Alamos Gold, Class A (USD)  3,615 53
Aritzia  (1) 5,822 151
ATS  (1) 2,571 85
Aya Gold & Silver  (1)(2) 16,787 161
Barrick Gold (USD)  6,855 114
Boardwalk Real Estate Investment Trust  1,105 57
Brookfield  5,328 214
BRP  2,280 153
Cameco (USD)  3,089 141
Canadian Apartment Properties REIT  1,390 43
Canadian National Railway (USD)  1,676 204
Canadian Natural Resources  3,251 246
Canadian Pacific Kansas City (USD)  2,043 160
Capstone Copper  (1) 6,500 45
Cenovus Energy  8,941 184
Constellation Software  78 201
Constellation Software, Warrants, 3/31/40  (1)(4) 79 —
Definity Financial  11,100 370
dentalcorp Holdings  (1) 9,562 44
Descartes Systems Group  (1) 2,321 215

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Descartes Systems Group (USD)  (1) 878 81
Element Fleet Management  28,974 462
Enbridge (USD)  (2) 5,952 212
ERO Copper  (1)(2) 32,147 656
Exchange Income  (2) 2,796 94
Filo  (1) 9,429 169
First Quantum Minerals  5,161 66
Foran Mining  (1) 14,996 46
Franco-Nevada  3,508 422
Franco-Nevada (USD)  2,539 306
G Mining Ventures  (1) 27,615 42
Ivanhoe Mines, Class A  (1) 23,458 318
Jamieson Wellness  4,227 80
Karora Resources  (1) 18,843 73
Kinaxis  (1) 671 71
Kinross Gold (USD)  7,308 47
Lundin Gold  5,021 68
Magna International (USD)  5,107 244
Maple Leaf Foods  4,505 80
National Bank of Canada  6,675 536
NGEx Minerals  (1) 6,145 43
Nutrien (USD)  3,217 170
NuVista Energy  (1) 10,751 97
Osisko Gold Royalties  6,719 103
Osisko Mining  (1) 30,633 68
Osisko Mining, Warrants, 8/28/24  (1) 8,392 —
Parex Resources  1,997 35
Richelieu Hardware  (2) 2,930 83
Shopify, Class A  (1) 2,014 141
Shopify, Class A (USD)  (1) 4,729 332
Skeena Resources  (1) 8,269 39
SNC-Lavalin Group  (2) 4,049 156
Snowline Gold  (1) 199 1
Snowline Gold  (1) 6,223 26
Spin Master  3,723 81
StorageVault Canada  44,038 151
Sun Life Financial  7,146 365
Suncor Energy  10,786 412
Teck Resources, Class B (USD)  5,585 275
TMX Group  8,388 222
Wesdome Gold Mines  (1) 29,455 220
West Fraser Timber  1,027 79
Wheaton Precious Metals  7,438 388

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals (USD)  7,206 376
11,159
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 94
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 119
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 207
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 108
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Enbridge, 5.625%, 4/5/34 (USD)  65,000 63
Enbridge, 6.20%, 11/15/30 (USD)  45,000 46
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 202
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 138
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 88
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 239
1,335
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 127
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 300
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 237
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
713
Total Canada (Cost $11,123) 13,224
CAYMAN ISLANDS  0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD)  (1)(4)(5) 1,810 425
Total Cayman Islands (Cost $89) 425
CHILE  0.1%
Common Stocks 0.0%
Antofagasta (GBP)  12,751 350
350
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 207
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  (3) 220,000 191
398
Total Chile (Cost $622) 748

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 1.6%
Common Stocks 1.1%
58.com (USD)  (1)(4) 5,864 —
Alibaba Group Holding, ADR (USD)  9,759 730
Aluminum Corp. of China, Class H (HKD)  28,000 19
ANT Group, Acquisition Date: 8/14/23, Cost $16 (USD)  (1)(4)(5) 16,329 17
Atour Lifestyle Holdings, ADR (USD)  1,833 33
Baidu, ADR (USD)  (1) 644 67
BeiGene, ADR (USD)  (1) 594 91
Beijing Enterprises Holdings (HKD)  16,500 53
BOC Aviation (HKD)  7,200 57
Bosideng International Holdings (HKD)  132,000 76
China Hongqiao Group (HKD)  18,000 25
China Resources Gas Group (HKD)  41,200 130
China Resources Mixc Lifestyle Services (HKD)  72,600 256
CMOC Group, Class H (HKD)  30,000 28
COSCO SHIPPING Energy Transportation, Class H (HKD)  26,000 31
Fosun International (HKD)  49,500 29
Greentown Service Group (HKD)  12,000 5
H World Group (HKD)  37,600 140
Haier Smart Home, Class H (HKD)  37,600 139
JD Health International (HKD)  (1) 10,650 36
Jiumaojiu International Holdings (HKD)  241,000 151
JOYY, ADR (USD)  646 21
Kanzhun, ADR (USD)  21,086 417
KE Holdings, ADR (USD)  28,373 429
Li Auto, ADR (USD)  (1)(2) 8,436 222
Meituan, Class B (HKD)  (1) 31,300 427
NetEase, ADR (USD)  2,592 242
New Oriental Education & Technology Group, ADR (USD)  (1) 4,300 332
Nongfu Spring, Class H (HKD)  35,600 209
PDD Holdings, ADR (USD)  (1) 4,198 526
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 77
Silergy (TWD)  4,000 53
Tencent Holdings (HKD)  39,854 1,749
Tsingtao Brewery, Class H (HKD)  18,000 130
Wasion Holdings (HKD)  36,000 29
Yangzijiang Shipbuilding Holdings (SGD)  127,100 163
Yum China Holdings (USD)  30,267 1,105
Zhongsheng Group Holdings (HKD)  141,000 257
Zijin Mining Group, Class H (HKD)  42,000 92

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ZTO Express Cayman, ADR (USD)  13,589 285
8,878
Common Stocks - China A Shares 0.5%
Chacha Food, A Shares (CNH)  29,900 154
China Oilfield Services, A Shares (CNH)  52,700 130
CNOOC Energy Technology & Services, A Shares (CNH)  155,600 87
Eastroc Beverage Group, A Shares (CNH)  2,700 79
Fuyao Glass Industry Group, A Shares (CNH)  105,012 722
Hangcha Group, A Shares (CNH)  48,700 201
Hongfa Technology, A Shares (CNH)  22,060 87
Huali Industrial Group, A Shares (CNH)  9,000 83
Humanwell Healthcare Group, A Shares (CNH)  19,600 55
Jason Furniture Hangzhou, A Shares (CNH)  26,582 122
Kweichow Moutai, A Shares (CNH)  960 225
Moon Environment Technology, A Shares (CNH)  27,900 44
NARI Technology, A Shares (CNH)  26,121 84
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  17,980 35
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 135
Shenzhen Inovance Technology, A Shares (CNH)  9,700 80
Shenzhen Megmeet Electrical, A Shares (CNH)  28,700 86
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  5,200 218
Warom Technology, A Shares (CNH)  24,100 72
WUS Printed Circuit Kunshan, A Shares (CNH)  13,100 60
Xuji Electric, A Shares (CNH)  26,200 95
Yantai Jereh Oilfield Services Group, A Shares (CNH)  31,500 138
Yifeng Pharmacy Chain, A Shares (CNH)  106,547 644
YTO Express Group, A Shares (CNH)  24,100 53
Yunnan Aluminium, A Shares (CNH)  53,100 105
Zhejiang Dingli Machinery, A Shares (CNH)  6,000 54
3,848
Corporate Bonds 0.0%
Weibo, 3.50%, 7/5/24 (USD)  255,000 254
254
Total China (Cost $12,321) 12,980
COLOMBIA  0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  1,509 49
Geopark (USD)  3,325 31
Total Colombia (Cost $75) 80

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DENMARK 0.4%
Common Stocks 0.4%
Coloplast, Class B  2,166 261
Genmab  (1) 657 182
Novo Nordisk, ADR (USD)  2,529 325
Novo Nordisk, Class B  16,066 2,060
Royal Unibrew  966 73
Zealand Pharma  (1) 1,459 131
3,032
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD)  (3)(6) 335,000 329
329
Total Denmark (Cost $2,355) 3,361
EGYPT  0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD)  (1) 75,278 23
Total Egypt (Cost $66) 23
FINLAND  0.2%
Common Stocks 0.2%
Elisa  5,687 257
Mandatum  (1) 9,319 43
Sampo, Class A  16,609 674
Stora Enso, Class R  10,991 146
Valmet  (2) 12,990 324
Total Finland (Cost $1,285) 1,444
FRANCE  1.8%
Common Stocks 1.7%
Air Liquide  2,409 471
Airbus  5,922 975
Alstom  (2) 3,421 54
ArcelorMittal  6,994 175
AXA  24,946 862
Beneteau  4,960 64

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BNP Paribas  6,012 433
Capgemini  667 140
Cie de Saint-Gobain  1,522 120
Coface  4,748 73
Dassault Aviation  1,119 240
Dassault Systemes  1,316 52
Edenred  6,674 317
Engie  35,727 620
Eramet  1,149 111
Esker  489 91
EssilorLuxottica  2,764 589
Eurofins Scientific  2,518 154
Euronext  4,463 402
Forvia  (1) 3,171 50
Gecina  737 75
Kering  449 157
L'Oreal  712 334
Lectra  2,602 89
Legrand  2,942 302
LVMH Moet Hennessy Louis Vuitton  1,076 884
Nexity  (2) 8,149 91
Planisware  (1) 5,704 125
Remy Cointreau  642 61
Safran  2,575 558
Sanofi  8,681 858
Sartorius Stedim Biotech  1,604 345
Schneider Electric  226 52
SPIE  15,500 564
Teleperformance  908 82
Thales  808 136
Tikehau Capital  4,193 98
TotalEnergies  29,865 2,168
Ubisoft Entertainment  (1) 3,436 81
Verallia  6,160 237
Virbac  305 113
13,403
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD)  (3)(6) 350,000 289
BPCE, 4.50%, 3/15/25 (USD)  (3) 400,000 394
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 269
952
Total France (Cost $10,329) 14,355

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GEORGIA 0.0%
Common Stocks 0.0%
Georgia Capital (GBP)  (1) 5,136 87
Total Georgia (Cost $42) 87
GERMANY  1.6%
Common Stocks 1.5%
Adesso  (2) 516 60
Allianz  2,521 715
BASF  5,634 295
Bayer  7,017 205
Covestro  (1) 5,591 280
Daimler Truck Holding  9,614 434
Deutsche Boerse  421 81
Deutsche Post  2,581 108
Deutsche Telekom  41,573 952
Douglas  (1) 2,308 53
Evotec  (1)(2) 10,628 110
flatexDEGIRO  (1) 17,019 222
Fresenius  8,675 259
Heidelberg Materials  912 92
Hypoport  (1)(2) 393 104
Infineon Technologies  9,604 333
KION Group  4,227 195
Knaus Tabbert  (2) 1,438 65
LEG Immobilien  (1) 1,631 138
Mercedes-Benz Group  1,469 111
Merck  2,104 334
Munich Re  1,354 596
Nagarro  (1)(2) 746 57
Puma  7,334 339
Redcare Pharmacy  (1)(2) 1,603 217
SAP  8,372 1,512
Schott Pharma  5,864 247
Scout24  4,970 365
Siemens  14,132 2,647
Siemens Healthineers  5,480 304
Siltronic  2,504 195
Symrise  2,326 249

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zalando (1) 2,417 63
11,937
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD)  (3) 155,000 147
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD)  (3) 155,000 153
300
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,195 196
Sartorius  760 227
Volkswagen  790 97
520
Total Germany (Cost $10,141) 12,757
HONG KONG  0.3%
Common Stocks 0.3%
AIA Group  95,600 700
ASMPT  7,700 96
Budweiser Brewing APAC  125,500 175
CK Hutchison Holdings  12,000 58
Galaxy Entertainment Group  14,000 63
Hong Kong Exchanges & Clearing  2,100 67
Hongkong Land Holdings (USD)  14,300 46
Impro Precision Industries  201,000 53
Jardine Matheson Holdings (USD)  8,500 325
Kerry Properties  14,500 28
Samsonite International  (1) 33,300 117
Sun Hung Kai Properties  14,583 134
Wharf Real Estate Investment  94,000 292
Yue Yuen Industrial Holdings  21,500 38
Total Hong Kong (Cost $2,196) 2,192
HUNGARY  0.1%
Common Stocks 0.1%
OTP Bank  8,511 422
Total Hungary (Cost $285) 422

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech  (1) 3,721 55
Arion Banki  95,843 97
Marel  18,007 62
Total Iceland (Cost $226) 214
INDIA  1.1%
Common Stocks 1.1%
Asian Paints  7,488 258
Astral  5,263 133
Axis Bank  40,088 558
Blue Star  7,868 141
Computer Age Management Services  461 18
CreditAccess Grameen  (1) 5,623 102
Dixon Technologies India  921 92
FSN E-Commerce Ventures  (1) 19,029 40
HDFC Asset Management  5,661 263
HDFC Bank  52,274 946
HDFC Life Insurance  63,314 442
Hindalco Industries  5,010 39
Hindustan Unilever  9,252 248
ICICI Bank  43,023 593
ICICI Bank, ADR (USD)  3,291 91
Info Edge India  1,280 92
Infosys  35,173 594
Jio Financial Services  (1) 26,571 119
JSW Steel  3,513 37
Kotak Mahindra Bank  21,489 418
Larsen & Toubro  8,473 364
Metro Brands  4,171 53
Nexus Select Trust  23,522 37
NTPC  51,262 223
Page Industries  181 75
Polycab India  1,871 127
Reliance Industries  33,350 1,170
Sapphire Foods India  (1) 3,328 57
Tata Consultancy Services  4,650 212
Tata Steel  44,269 87
TeamLease Services  (1) 1,975 78

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Titan  3,448 148
Torrent Pharmaceuticals  1,768 56
Varun Beverages  3,501 62
Vedant Fashions  2,032 23
Voltas  20,168 356
Zomato  (1) 87,717 203
Total India (Cost $6,551) 8,555
INDONESIA  0.2%
Common Stocks 0.2%
Amman Mineral Internasional  (1) 52,900 31
Bank Central Asia  1,145,300 689
Bank Mandiri Persero  527,300 223
Sarana Menara Nusantara  832,000 41
Sumber Alfaria Trijaya  961,200 173
Telkom Indonesia Persero  352,500 68
Total Indonesia (Cost $770) 1,225
IRELAND  0.1%
Common Stocks 0.0%
Cairn Homes (GBP)  85,330 144
DCC (GBP)  2,440 167
Kenmare Resources (GBP)  5,064 20
331
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 138
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 265
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (3) 70,000 70
473
Total Ireland (Cost $732) 804
ITALY  0.6%
Common Stocks 0.6%
Amplifon  10,285 343
Ariston Holding  11,660 60
Banca Mediolanum  9,982 108
BFF Bank  10,976 141
Carel Industries  6,359 129

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
De' Longhi  5,527 181
DiaSorin  1,041 105
Enel  79,087 520
Ermenegildo Zegna (USD)  (2) 16,598 204
FinecoBank Banca Fineco  9,424 144
GVS  (1) 10,547 61
Interpump Group  1,338 58
Intesa Sanpaolo  174,004 651
Leonardo  7,211 166
Moncler  3,324 226
PRADA (HKD)  30,600 250
Prysmian  10,340 561
Stellantis  5,865 130
Technoprobe  (1) 10,122 81
UniCredit  7,293 268
4,387
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD)  (3) 200,000 174
174
Total Italy (Cost $2,906) 4,561
JAPAN  3.8%
Common Stocks 3.8%
Advantest  1,700 53
Aida Engineering  8,200 46
Aiful  136,900 398
ARE Holdings  600 8
Asahi Group Holdings  3,300 113
Asahi Kasei  17,000 119
Astellas Pharma  33,400 321
Calbee  4,500 98
Central Japan Railway  4,700 107
Chugai Pharmaceutical  4,600 146
Comforia Residential REIT  31 67
CyberAgent  16,200 101
Daiei Kankyo  14,200 237
Daiichi Sankyo  10,300 347
Daikin Industries  1,900 259
Daiwabo Holdings  5,100 89
Denso  16,400 279
Dexerials  1,400 52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Disco  1,300 370
eGuarantee  2,800 31
Eiken Chemical  5,700 72
Electric Power Development  13,900 236
Fast Retailing  300 78
Fujitsu  8,000 124
Fukuoka Financial Group  2,500 66
Fuso Chemical  1,800 46
GMO Payment Gateway  1,500 69
Goldwin  700 42
Hamamatsu Photonics  6,600 242
Hanwa  7,100 273
Hikari Tsushin  2,900 471
Hitachi  7,200 664
Honda Motor  8,500 97
Horiba  4,300 417
Hoshizaki  2,400 83
Idec  5,500 97
IHI  12,200 292
Inpex  24,300 364
Internet Initiative Japan  10,100 171
Invincible Investment  245 110
Isetan Mitsukoshi Holdings  4,000 56
ITOCHU  12,800 577
Japan Metropolitan Fund Invest  22 13
JFE Holdings  2,600 39
Kao  8,900 367
Katitas  1,490 18
Keyence  1,100 484
Kirin Holdings  6,600 96
Konica Minolta  16,100 54
Kuraray  20,900 232
Kyoritsu Maintenance  1,200 26
LY  55,200 133
Maruwa  100 21
MatsukiyoCocokara  4,800 68
MEC  1,300 34
Medley  (1) 2,700 62
METAWATER  6,900 86
MINEBEA MITSUMI  2,500 47
Mitsubishi  10,200 233
Mitsubishi Electric  38,500 671
Mitsubishi Estate  35,500 651

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mitsubishi HC Capital  16,100 104
Mitsubishi UFJ Financial Group  87,800 875
Mitsui Chemicals  2,500 71
Mitsui Fudosan  106,600 1,085
Mitsui Fudosan Logistics Park  28 80
Miura  14,500 228
Modec  3,900 77
Murata Manufacturing  22,800 417
Nakanishi  4,200 64
Nexon  10,100 157
Nextage  (2) 25,800 453
Nifco  1,600 39
Nippon Ceramic  2,500 43
Nippon Sanso Holdings  4,200 125
Nippon Seiki  10,300 94
Nippon Soda  5,700 209
Nippon Steel  18,500 415
Nippon Telegraph & Telephone  955,200 1,031
Nipro  18,200 147
Niterra  6,900 226
Nitori Holdings  1,000 134
NTT Data Group  22,300 349
Obara Group  5,900 154
Olympus  20,300 283
Omron  2,000 69
ORIX  16,400 336
Otsuka Holdings  4,300 184
Panasonic Holdings  20,700 181
Persol Holdings  231,800 321
Plus Alpha Consulting  2,600 33
Recruit Holdings  15,600 672
Renesas Electronics  13,900 226
Resona Holdings  39,000 247
Rohto Pharmaceutical  4,100 80
Sakata INX  14,800 150
Sankyu  1,700 59
Sanwa Holdings  2,800 46
Sega Sammy Holdings  5,400 71
Seven & i Holdings  59,200 765
SHIFT  (1) 400 37
Shimadzu  1,700 46
Shimizu  19,400 120
Shin-Etsu Chemical  13,200 511

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMC  300 158
Sompo Holdings  6,300 125
Sony Group  7,300 603
Stanley Electric  7,200 127
SUMCO  20,700 309
Sumitomo  16,600 437
Sumitomo Densetsu  7,400 166
Sumitomo Metal Mining  2,000 67
Sumitomo Mitsui Trust Holdings  5,100 107
Sumitomo Seika Chemicals  2,200 70
Suntory Beverage & Food  3,500 114
Suzuki Motor  28,800 335
Taiheiyo Cement  21,600 494
Taiyo Yuden  2,000 47
Takashimaya  7,300 103
Takeda Pharmaceutical  2,700 71
Takeuchi Manufacturing  3,000 114
TechnoPro Holdings  7,300 124
THK  4,400 96
Tokai Carbon  (2) 27,500 182
Tokio Marine Holdings  26,700 844
Tokyo Century  6,900 69
Tokyo Electron  3,800 833
Tokyo Seimitsu  2,200 143
Tokyo Tatemono  10,700 178
Toyo Tire  11,200 212
Toyota Industries  4,400 418
Toyota Motor  49,700 1,134
TRYT  (1) 24,700 96
Visional  (1) 2,200 100
Welcia Holdings  3,000 44
Yellow Hat  8,800 114
30,271
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD)  (6) 300,000 274
274
Total Japan (Cost $23,030) 30,545
KAZAKHSTAN  0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  7,770 145

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kaspi.KZ, ADR (USD)  3,149 371
NAC Kazatomprom, GDR (USD)  5,775 232
Total Kazakhstan (Cost $402) 748
KENYA  0.0%
Common Stocks 0.0%
Equity Group Holdings  199,000 62
Safaricom  47,000 6
Total Kenya (Cost $61) 68
LITHUANIA  0.0%
Common Stocks 0.0%
Baltic Classifieds Group (GBP)  39,453 113
Total Lithuania (Cost $78) 113
LUXEMBOURG  0.0%
Common Stocks 0.0%
CVC Capital Partners  (1) 16,989 308
Total Luxembourg (Cost $259) 308
MAURITIUS  0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  97,041 88
Total Mauritius (Cost $63) 88
MEXICO  0.3%
Common Stocks 0.3%
Becle  70,113 142
Corp Inmobiliaria Vesta  29,242 103
Corp. Inmobiliaria Vesta, ADR (USD)  871 31
Fomento Economico Mexicano, ADR (USD)  1,000 118
Gruma, Class B  13,746 270
Grupo Aeroportuario del Sureste, ADR (USD)  282 97
Grupo Financiero Banorte, Class O  25,501 253
Grupo Mexico, Series B  44,114 273
Industrias Penoles  (1) 3,361 48

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vista Energy, ADR (USD)  (1) 380 16
Wal-Mart de Mexico  167,464 624
1,975
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 245
245
Total Mexico (Cost $1,803) 2,220
MOROCCO  0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,860 142
Hightech Payment Systems  2,344 127
Label Vie  205 88
Total Morocco (Cost $336) 357
NETHERLANDS  1.2%
Common Stocks 1.1%
Aalberts  2,309 110
Adyen  (1) 510 611
AerCap Holdings (USD)  (1) 1,140 96
Akzo Nobel  8,841 583
Argenx, ADR (USD)  (1) 1,101 413
ASML Holding  3,123 2,720
ASML Holding (USD)  539 470
ASR Nederland  1,530 77
Heineken  9,422 917
IMCD  1,262 190
ING Groep  (2) 85,731 1,356
Koninklijke Philips  (1) 17,296 459
Prosus  26,552 888
Signify  2,518 69
Universal Music Group  10,962 323
9,282
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD)  (3) 290,000 259
NXP, 2.65%, 2/15/32 (USD)  375,000 303
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 73
635
Total Netherlands (Cost $6,384) 9,917

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND  0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  5,045 84
84
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD)  (3) 200,000 197
197
Total New Zealand (Cost $214) 281
NORWAY  0.3%
Common Stocks 0.3%
DNB Bank  36,241 632
Equinor  27,919 743
Equinor, ADR (USD)  3,900 104
Frontline  2,552 60
Norsk Hydro  9,974 61
Seadrill (USD)  (1) 8,005 389
Storebrand  50,247 482
Subsea 7  8,860 143
TGS  16,956 191
Total Norway (Cost $2,088) 2,805
OMAN  0.0%
Common Stocks 0.0%
OQ Gas Networks (OMR)  107,364 40
Total Oman (Cost $42) 40
PAKISTAN  0.0%
Common Stocks 0.0%
Systems  31,666 44
Total Pakistan (Cost $47) 44

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  1,633 46
46
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
24
Total Panama (Cost $61) 70
PERU  0.2%
Common Stocks 0.2%
Credicorp (USD)  1,328 220
InRetail Peru (USD)  1,565 50
Southern Copper (USD)  11,114 1,297
Total Peru (Cost $1,024) 1,567
PHILIPPINES  0.1%
Common Stocks 0.1%
BDO Unibank  127,662 327
Converge Information and Communications Technology
Solutions  (1) 114,700 19
Jollibee Foods  56,310 229
SM Investments  6,590 108
Universal Robina  3,890 7
Total Philippines (Cost $590) 690
POLAND  0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 53
Total Poland (Cost $55) 53
PORTUGAL  0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  (1) 219,305 77
Galp Energia  32,995 709

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jeronimo Martins  36,274 746
Total Portugal (Cost $1,049) 1,532
QATAR  0.0%
Common Stocks 0.0%
Qatar National Bank  100,478 383
Total Qatar (Cost $504) 383
ROMANIA  0.1%
Common Stocks 0.1%
Banca Transilvania  39,661 241
BRD-Groupe Societe Generale  13,429 60
OMV Petrom  1,043,125 154
Total Romania (Cost $326) 455
RUSSIA  0.0%
Common Stocks 0.0%
Alrosa  (4) 80,680 —
Gazprom  (1)(4) 31,212 —
GMK Norilskiy Nickel  (4) 31,100 —
Moscow Exchange  (4) 51,640 —
Polyus  (1)(4) 294 —
Total Russia (Cost $481) —
SAUDI ARABIA  0.2%
Common Stocks 0.2%
Al Rajhi Bank  11,214 238
Arabian Internet & Communications Services  1,597 148
Saudi Awwal Bank  18,778 204
Saudi Basic Industries  12,337 278
Saudi National Bank  67,658 677
Total Saudi Arabia (Cost $1,510) 1,545
SINGAPORE  0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  63,100 90

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DBS Group Holdings  7,480 190
Digital Core REIT Management (USD)  30,300 19
Mapletree Industrial Trust  35,800 59
Sea, ADR (USD)  (1) 7,851 496
United Overseas Bank  19,000 422
Wilmar International  76,100 179
Total Singapore (Cost $1,182) 1,455
SLOVENIA  0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  7,489 161
Total Slovenia (Cost $93) 161
SOUTH AFRICA  0.2%
Common Stocks 0.2%
Anglo American Platinum  2,428 84
Anglogold Ashanti (USD)  560 13
Anglogold Ashanti  1,509 35
Bid  8,201 187
Capitec Bank Holdings  1,614 200
Clicks Group  18,359 285
Gold Fields  7,599 123
Harmony Gold Mining  5,257 45
Impala Platinum Holdings  16,342 73
Northam Platinum Holdings  12,779 85
Sanlam  20,966 76
Sibanye Stillwater  46,283 53
1,259
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD)  (3) 200,000 168
168
Total South Africa (Cost $1,367) 1,427
SOUTH KOREA  0.6%
Common Stocks 0.6%
Hyundai Mobis  1,828 299
KB Financial Group  976 53
KT  5,676 142

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KT, ADR (USD)  (1)(2) 6,473 82
LG Chem  1,661 477
Lotte Chemical  325 25
NAVER  1,426 188
POSCO Holdings  117 34
Samsung Electronics  59,702 3,319
SK Hynix  3,297 407
Total South Korea (Cost $3,713) 5,026
SPAIN  0.3%
Common Stocks 0.3%
Aedas Homes  4,638 93
Amadeus IT Group  15,347 974
Cellnex Telecom  1,176 39
Fluidra  5,005 106
Iberdrola  49,194 603
Laboratorios Farmaceuticos Rovi  3,410 306
Puig Brands, Class B  (1) 2,508 66
2,187
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 175
175
Total Spain (Cost $1,718) 2,362
SWEDEN  0.5%
Common Stocks 0.5%
Assa Abloy, Class B  (2) 14,693 388
Autoliv, SDR  2,186 255
Beijer Ref  (2) 8,444 119
Boliden  (2) 14,084 463
Elekta, Class B  16,241 116
Essity, Class B  21,936 547
Hexagon, Class B  (2) 8,082 85
Millicom International Cellular, SDR  (1) 3,465 71
Nordnet  (2) 6,833 122
Norva24 Group  (1) 27,727 65
Olink Holding, ADR (USD)  (1) 3,176 73
Sandvik  (2) 24,997 498
Svenska Cellulosa, Class B  21,028 308
Svenska Handelsbanken, Class A  (2) 25,448 218

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sweco, Class B  4,584 49
Swedbank, Class A  6,013 115
Telefonaktiebolaget LM Ericsson, Class B  (2) 53,885 273
Trelleborg, Class B  2,486 88
Troax Group  268 5
Total Sweden (Cost $3,468) 3,858
SWITZERLAND  1.2%
Common Stocks 1.1%
ABB  9,416 458
Alcon  (7) 8,573 657
ams-OSRAM  (1) 31,384 38
Barry Callebaut  84 136
Cie Financiere Richemont  6,981 965
DKSH Holding  2,022 132
Julius Baer Group  13,187 708
Montana Aerospace  (1) 10,812 209
Nestle  11,307 1,135
Novartis  6,906 670
On Holding, Class A (USD)  (1)(2) 6,086 193
Partners Group Holding  271 349
Roche Holding  2,808 673
Sandoz Group  (1) 3,015 102
Sensirion Holding  (1)(2) 614 40
SKAN Group  517 46
Sonova Holding  1,022 283
TE Connectivity (USD)  11,376 1,609
Tecan Group  254 90
Zurich Insurance Group  691 334
8,827
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD)  (3) 235,000 199
UBS Group, VR, 1.364%, 1/30/27 (USD)  (3)(6) 300,000 276
UBS Group, VR, 3.179%, 2/11/43 (USD)  (3)(6) 200,000 138
613
Total Switzerland (Cost $7,872) 9,440
TAIWAN  0.9%
Common Stocks 0.9%
Advantech  10,000 116

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ASE Technology Holding  28,000 126
Chailease Holding  58,080 306
China Steel  38,000 29
Delta Electronics  26,000 255
Largan Precision  1,000 67
MediaTek  20,000 603
Taiwan Semiconductor Manufacturing  227,000 5,435
Taiwan Semiconductor Manufacturing, ADR (USD)  3,962 544
Total Taiwan (Cost $3,008) 7,481
THAILAND  0.0%
Common Stocks 0.0%
Bangkok Dusit Medical Services, NVDR  230,100 180
Bumrungrad Hospital  27,600 182
WHA  161,700 22
Total Thailand (Cost $367) 384
UNITED ARAB EMIRATES  0.0%
Common Stocks 0.0%
First Abu Dhabi Bank  49,612 169
Total United Arab Emirates (Cost $135) 169
UNITED KINGDOM  2.9%
Common Stocks 2.6%
Adriatic Metals, CDI (AUD)  (1) 70,666 207
Airtel Africa  2,362 3
Amcor, CDI (AUD)  12,688 113
Anglo American  10,346 338
Ascential  (1)(2) 129,753 504
Ashtead Group  2,060 150
AstraZeneca  6,153 931
AstraZeneca, ADR (USD)  39,479 2,996
Auction Technology Group  (1) 13,324 82
Barclays  53,637 135
Big Yellow Group  14,788 199
BP  126,251 814
BP, ADR (USD)  5,820 226
Bridgepoint Group  112,643 319
British American Tobacco  2,282 67

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BT Group  185,594 237
Bunzl  5,461 209
Cab Payments Holdings  (1) 16,553 27
Centamin  30,629 46
Central Asia Metals  13,679 36
Compass Group  13,680 380
Croda International  3,741 214
Derwent London  1,490 38
Diageo  7,886 273
Diploma  1,296 59
Dowlais Group  50,303 51
Endava, ADR (USD)  (1) 4,203 122
Experian  11,211 452
Genuit Group  20,865 113
Genus  5,172 116
Glencore  75,724 441
Great Portland Estates  21,401 104
Greggs  6,935 235
GSK, ADR (USD)  7,924 328
Helios Towers  (1) 102,277 125
Hiscox  13,219 203
HSBC Holdings  93,214 808
Immunocore Holdings, ADR (USD)  (1) 1,028 61
Imperial Brands  7,810 178
Informa  31,147 308
InterContinental Hotels Group  510 50
Intermediate Capital Group  7,848 205
Investec  7,843 50
IQE  (1) 286,423 102
Johnson Matthey  6,406 140
Keywords Studios  9,734 139
Kingfisher  79,242 244
Lloyds Banking Group  188,268 121
London Stock Exchange Group  4,759 525
Melrose Industries  36,199 284
National Grid  21,356 280
Next  2,289 257
Oxford Nanopore Technologies  (1) 20,183 25
Pearson  6,256 76
Persimmon  16,648 270
Prudential  14,572 127
Renishaw  1,842 95
Rentokil Initial  9,485 48

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rio Tinto  5,847 396
Rolls-Royce Holdings  (1) 71,570 367
Rotork  48,518 195
Segro  32,487 342
Shell  9,239 328
Shell, ADR (USD)  5,399 387
Smith & Nephew  27,223 330
Smiths Group  3,897 79
Spirax-Sarco Engineering  1,290 142
SSE  4,322 90
Standard Chartered  16,797 144
Syncona  (1) 33,100 52
Taylor Wimpey  41,784 68
TBC Bank Group  631 27
Unilever (EUR)  2,100 109
Unilever  30,448 1,575
UNITE Group  4,187 48
Victrex  7,948 125
Watches of Switzerland Group  (1) 15,079 63
Weir Group  5,129 131
WPP  40,314 404
Yellow Cake  (1) 1,994 16
YouGov  18,891 205
20,909
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10  (1)(4)(5) 475 10
10
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD)  (6) 335,000 304
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 103
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD)  (3) 210,000 190
HSBC Holdings, VR, 2.206%, 8/17/29 (USD)  (6) 200,000 172
HSBC Holdings, VR, 7.399%, 11/13/34 (USD)  (6) 200,000 213
Nationwide Building Society, 1.50%, 10/13/26 (USD)  (3) 405,000 367
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 88
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD)  (6) 200,000 182
Standard Chartered, VR, 1.822%, 11/23/25 (USD)  (3)(6) 320,000 311
1,930
Total United Kingdom (Cost $18,982) 22,849

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES  73.8%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2020-1,
Class C, 1.59%, 10/20/25  3,023 3
AmeriCredit Automobile Receivables Trust, Series 2021-2,
Class D, 1.29%, 6/18/27  150,000 139
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32  (3) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2019-2A,
Class B, 3.55%, 9/22/25  (3) 87,500 87
Avis Budget Rental Car Funding AESOP, Series 2020-2A,
Class A, 2.02%, 2/20/27  (3) 100,000 94
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 86
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 139
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M TSFR
+ 1.402%, 6.73%, 7/15/36  (3) 250,000 250
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51  (3) 125,775 113
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51  (3) 126,750 108
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38  (3) 81,841 82
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38  (3) 81,841 82
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30  (3) 211,505 211
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  135,657 134
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33  (3) 115,000 108
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35  (3) 185,000 181
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 192
GM Financial Automobile Leasing Trust, Series 2023-1, Class
C, 5.76%, 1/20/27  180,000 180
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 89
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54  (3) 110,000 108
Invesco U.S., Series 2023-1A, Class AR, CLO, FRN, 3M TSFR
+ 1.57%, 6.856%, 4/22/37  (3) 250,000 251

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28  (3) 25,251 25
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29  (3) 50,000 49
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38  (3) 65,312 62
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41  (3) 32,636 30
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68  (3) 113,546 109
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69  (3) 23,779 21
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69  (3) 24,771 23
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62  (3) 138,721 125
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (3) 50,916 51
Progress Residential Trust, Series 2020-SFR1, Class C,
2.183%, 4/17/37  (3) 100,000 96
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51  (3) 123,694 108
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M TSFR
+ 1.55%, 6.876%, 4/25/37  (3) 250,000 249
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31  (3) 10,896 11
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M TSFR + 1.564%, 6.885%, 2/17/32  (3) 20,618 21
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34  (3) 44,050 43
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37  (3) 27,521 27
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53  (3) 49,114 45
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53  (3) 113,828 99
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32  (3) 203,682 204
4,135
Bond Mutual Funds 15.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.07%  (8)
(9) 1,988,571 15,551
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.49%  (8)(9) 3,570,298 16,887
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.28%  (8)(9) 4,759,833 31,320
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.58%  (8)(9) 928,482 8,783

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.39%  (8)(9) 2,647,252 20,278
T. Rowe Price International Bond Fund - I Class, 3.56%  (8)(9) 3,348,257 23,003
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.48%  (8)(9) 802,632 6,678
122,500
Common Stocks 30.7%
AbbVie  4,856 790
Acadia Realty Trust, REIT  11,035 191
Accenture, Class A  1,930 581
Adobe  (1) 2,284 1,057
Advanced Micro Devices  (1) 1,674 265
Agilent Technologies  8,264 1,132
Airbnb, Class A  (1) 3,246 515
Alcoa  1,172 41
Alexandria Real Estate Equities, REIT  796 92
Align Technology  (1) 98 28
Allstate  8,747 1,488
Alphabet, Class A  (1) 3,623 590
Alphabet, Class C  (1) 38,218 6,292
Amazon.com  (1) 49,477 8,658
Ameren  9,293 686
American Express  6,072 1,421
American Homes 4 Rent, Class A, REIT  9,366 335
American Tower, REIT  2,576 442
AMETEK  8,677 1,516
Amphenol, Class A  14,526 1,754
Analog Devices  7,716 1,548
API Group  (1) 2,623 101
Apollo Global Management  2,055 223
Apple  48,857 8,322
Apple Hospitality REIT, REIT  9,180 135
Applied Materials  7,436 1,477
Atlas Energy Solutions  1,416 31
Atlassian, Class A  (1) 555 96
AutoZone  (1) 156 461
AvalonBay Communities, REIT  2,312 438
Baker Hughes  3,241 106
Ball  1,142 79
Bank of America  62,810 2,325
Berkshire Hathaway, Class B  (1) 6,995 2,775
BILL Holdings  (1) 3,161 197
Boeing  (1) 1,000 168

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Booking Holdings  534 1,843
Booz Allen Hamilton Holding  6,701 990
Bristol-Myers Squibb  1,900 83
Broadcom  447 581
Broadridge Financial Solutions  3,084 596
Cadence Design Systems  (1) 553 152
Camden Property Trust, REIT  1,423 142
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179  (1)(4)
(5) 105 112
Carvana (1) 3,825 317
Cava Group  (1) 1,403 101
CBRE Group, Class A  (1) 456 40
Celsius Holdings  (1) 2,908 207
Cencora  11,337 2,710
CenterPoint Energy  931 27
CF Industries Holdings  1,247 98
Charles Schwab  21,453 1,586
Chesapeake Energy  8,110 729
Chevron  3,877 625
Chipotle Mexican Grill  (1) 232 733
Chubb  4,950 1,231
Cigna Group  1,844 658
Cintas  115 76
Citigroup  18,118 1,111
Cleveland-Cliffs  (1) 2,131 36
CME Group  2,272 476
Coca-Cola  45,488 2,810
Colgate-Palmolive  26,136 2,402
Comcast, Class A  10,100 385
Commercial Metals  799 43
Confluent, Class A  (1) 7,115 200
ConocoPhillips  19,400 2,437
Constellation Energy  10,317 1,918
Corebridge Financial  10,229 272
Corpay  (1) 1,744 527
Coupang  (1) 1,800 40
Crowdstrike Holdings, Class A  (1) 307 90
Crown Castle, REIT  1,348 126
CSX  72,280 2,401
CubeSmart, REIT  5,558 225
Cummins  6,896 1,948
Danaher  3,533 871
Datadog, Class A  (1) 592 74

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Dayforce (1) 4,500 276
Deere  2,062 807
Devon Energy  683 35
Diamondback Energy  9,251 1,861
Dollar General  1,664 232
Dollar Tree  (1) 2,500 296
Dominion Energy  723 37
DoorDash, Class A  (1) 944 122
Douglas Emmett, REIT  4,915 67
Dover  3,549 636
East West Bancorp  3,657 272
EastGroup Properties, REIT  1,091 169
Edwards Lifesciences  (1) 2,878 244
Electronic Arts  4,428 562
Elevance Health  7,354 3,887
Eli Lilly  4,133 3,228
EOG Resources  1,843 244
EPAM Systems  (1) 55 13
EQT  52,659 2,111
Equinix, REIT  1,151 818
Equity LifeStyle Properties, REIT  10,971 661
Equity Residential, REIT  6,138 395
Essex Property Trust, REIT  1,677 413
Evercore, Class A  584 106
Expro Group Holdings  (1) 545 10
Extra Space Storage, REIT  771 104
Exxon Mobil  19,046 2,253
Fair Isaac  (1) 345 391
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3  (1)(4)(5) 163 1
Federal Realty Investment Trust, REIT  263 27
Ferguson  1,886 396
FirstEnergy  1,007 39
Fiserv  (1) 15,920 2,431
FMC  3,187 188
Fortinet  (1) 13,028 823
Freeport-McMoRan  31,103 1,553
FTI Consulting  (1) 1,967 421
Gaming & Leisure Properties, REIT  3,721 159
GE HealthCare Technologies  5,058 386
GE Vernova  (1) 4,868 748
General Dynamics  6,262 1,798
General Electric  11,076 1,792

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Global Payments  5,468 671
Goldman Sachs Group  3,576 1,526
Gusto, Acquisition Date: 10/4/21, Cost $24  (1)(4)(5) 826 13
Halliburton  77,579 2,907
Hartford Financial Services Group  1,301 126
HB Fuller  650 49
HCA Healthcare  2,186 677
Healthcare Realty Trust, REIT  6,199 88
Hess  2,172 342
Hilton Worldwide Holdings  5,153 1,017
Hologic  (1) 3,750 284
Home Depot  4,007 1,339
Honeywell International  6,338 1,222
Host Hotels & Resorts, REIT  4,863 92
Howmet Aerospace  2,844 190
Hubbell  585 217
Humana  466 141
Huntsman  1,911 46
IDEX  5,526 1,218
Insmed  (1) 986 24
Intel  18,889 576
International Flavors & Fragrances  737 62
International Paper  29,364 1,026
Intuit  674 422
Intuitive Surgical  (1) 2,296 851
Ivanhoe Electric  (1) 8,568 87
Johnson & Johnson  11,483 1,660
JPMorgan Chase  22,103 4,238
Kenvue  98,742 1,858
Keurig Dr Pepper  26,692 900
Keysight Technologies  (1) 8,115 1,201
Kilroy Realty, REIT  3,732 126
Kimco Realty, REIT  3,477 65
Kinder Morgan  16,793 307
KLA  1,543 1,064
Kosmos Energy  (1) 34,046 193
L3Harris Technologies  3,325 712
Lam Research  1,035 926
Las Vegas Sands  14,502 643
Laureate Education  3,359 49
Linde  5,748 2,535
Loar Holdings  (1) 423 22
Louisiana-Pacific  809 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
LPL Financial Holdings  2,884 776
Lululemon Athletica  (1) 317 114
Marathon Petroleum  1,217 221
Marriott International, Class A  1,842 435
Marsh & McLennan  7,424 1,481
Martin Marietta Materials  1,689 992
Mastercard, Class A  2,808 1,267
McDonald's  3,781 1,032
Merck  15,596 2,015
Meta Platforms, Class A  8,151 3,506
MetLife  23,661 1,682
Micron Technology  11,218 1,267
Microsoft  35,765 13,924
Molina Healthcare  (1) 2,666 912
Mondelez International, Class A  7,295 525
MongoDB  (1) 498 182
Monolithic Power Systems  659 441
Morgan Stanley  1,793 163
Mosaic  10,630 334
MP Materials  (1) 1,482 24
MSCI  69 32
Netflix  (1) 4,154 2,287
Newmont  4,646 189
Newmont, CDI (AUD)  3,081 125
NextEra Energy  11,448 767
NIKE, Class B  867 80
Noble  1,660 74
Norfolk Southern  2,350 541
Norwegian Cruise Line Holdings  (1) 12,470 236
Nucor  2,465 415
NVIDIA  11,465 9,906
NXP Semiconductors  6,536 1,674
Old Dominion Freight Line  3,938 716
O'Reilly Automotive  (1) 582 590
Packaging Corp. of America  459 79
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81  (1)(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  3,610 52
Permian Resources  14,055 235
PG&E  2,337 40
Phillips 66  2,099 301
Pinterest, Class A  (1) 4,048 135
Pioneer Natural Resources  1,464 394
Planet Fitness, Class A  (1) 4,194 251

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PNC Financial Services Group  1,542 236
Procter & Gamble  18,236 2,976
Progressive  7,085 1,475
Prologis, REIT  10,482 1,070
Prothena  (1) 479 10
Public Storage, REIT  6,440 1,671
QUALCOMM  8,909 1,478
Quanta Services  202 52
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155  (1)(4)(5) 16,193 5
Range Resources  32,736 1,176
Rayonier, REIT  2,559 76
Regency Centers, REIT  6,600 391
Reliance  845 241
Republic Services  3,494 670
Revvity  2,900 297
Rexford Industrial Realty, REIT  11,322 485
Rockwell Automation  3,230 875
Roper Technologies  1,478 756
Ross Stores  2,767 358
Royal Gold  779 94
RPM International  573 61
S&P Global  437 182
SBA Communications, REIT  984 183
Schlumberger  53,919 2,560
Service Corp International  1,794 129
ServiceNow  (1) 1,844 1,279
Sherwin-Williams  925 277
Simon Property Group, REIT  3,711 522
SL Green Realty, REIT  715 36
Snowflake, Class A  (1) 396 61
Southern  699 51
Southwestern Energy  (1) 53,028 397
Steel Dynamics  2,553 332
Stryker  1,246 419
Sun Communities, REIT  1,764 196
Synopsys  (1) 1,331 706
T-Mobile U.S.  15,215 2,498
Targa Resources  1,178 134
Target  3,688 594
TechnipFMC  5,914 152
Teleflex  188 39
Tenet Healthcare  (1) 5,718 642

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Terreno Realty, REIT  4,678 254
Tesla  (1) 3,129 573
Texas Instruments  7,300 1,288
Thermo Fisher Scientific  5,895 3,353
TJX  9,005 847
Toro  2,135 187
Tractor Supply  3,880 1,060
TransDigm Group  91 114
TransUnion  2,782 203
Travelers  6,329 1,343
Uber Technologies  (1) 8,553 567
Ulta Beauty  (1) 259 105
Union Pacific  3,824 907
UnitedHealth Group  7,729 3,739
Valero Energy  1,104 176
Ventas, REIT  6,228 276
Veralto  311 29
Vertex Pharmaceuticals  (1) 1,428 561
Visa, Class A  18,125 4,869
Vulcan Materials  308 79
Walmart  30,822 1,829
Warrior Met Coal  1,410 96
Waste Connections  2,672 433
Wells Fargo  11,392 676
Welltower, REIT  5,793 552
Westinghouse Air Brake Technologies  12,172 1,961
Weyerhaeuser, REIT  22,969 693
Williams  12,460 478
WillScot Mobile Mini Holdings  (1) 45 2
Xcel Energy  9,000 484
Zoetis  1,042 166
245,331
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97  (1)(4)(5) 2,160 76
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42  (1)(4)(5) 618 21
Canva, Series A, Acquisition Date: 11/4/21, Cost $7  (1)(4)(5) 4 4
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52  (1)(4)(5) 6,404 23
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21  (1)(4)
(5) 348 26

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68  (1)
(4)(5) 927 68
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7  (1)(4)(5) 96 7
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33  (1)(4)(5) 1,103 17
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15  (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144  (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71  (1)(4)(5) 2,594 190
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122  (1)(4)(5) 2,843 209
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37  (1)
(4)(5) 2,783 38
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10  (1)(4)(5) 971 13
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79  (1)(4)(5) 1,666 79
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11  (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2  (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3  (1)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12  (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16  (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143  (1)(4)
(5) 1,669 103
1,098
Corporate Bonds 2.9%
AbbVie, 2.95%, 11/21/26  145,000 137
AbbVie, 4.50%, 5/14/35  30,000 28
AbbVie, 4.80%, 3/15/29  150,000 146
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 96
Ally Financial, 2.20%, 11/2/28  120,000 101
Altria Group, 2.35%, 5/6/25  40,000 39
Amazon.com, 2.80%, 8/22/24  50,000 50
Ameren, 5.70%, 12/1/26  185,000 185
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  144,855 126
American Express, VR, 6.489%, 10/30/31  (6) 285,000 298
American Honda Finance, 0.75%, 8/9/24  260,000 257

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Tower, 1.45%, 9/15/26  355,000 323
Amphenol, 2.20%, 9/15/31  105,000 85
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 54
Aon, 3.875%, 12/15/25  25,000 24
Appalachian Power, 4.45%, 6/1/45  240,000 187
AT&T, 2.75%, 6/1/31  215,000 179
Autodesk, 2.40%, 12/15/31  135,000 109
AutoZone, 3.125%, 4/21/26  170,000 163
AutoZone, 3.75%, 6/1/27  70,000 67
Bank of America, 3.50%, 4/19/26  400,000 385
Bank of America, 4.45%, 3/3/26  50,000 49
Bank of America, VR, 4.244%, 4/24/38  (6) 120,000 103
Bank of America, VR, 5.08%, 1/20/27  (6) 225,000 223
Banner Health, 1.897%, 1/1/31  65,000 53
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 99
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 174
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 23
BlackRock Funding, 4.70%, 3/14/29  50,000 49
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (3) 100,000 91
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 185
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 72
Cameron LNG, 2.902%, 7/15/31  (3) 40,000 34
Cameron LNG, 3.701%, 1/15/39  (3) 30,000 24
Cardinal Health, 3.41%, 6/15/27  125,000 117
Cardinal Health, 3.75%, 9/15/25  80,000 78
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (3)(10) 17,929 17
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (3)(10) 27,540 27
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (3)(10) 32,977 33
Centra Health, 4.70%, 1/1/48  385,000 319
Charter Communications Operating, 4.908%, 7/23/25  50,000 49
Charter Communications Operating, 6.15%, 11/10/26  155,000 155
Cigna Group, 3.25%, 4/15/25  250,000 244
Citigroup, 4.45%, 9/29/27  70,000 67
Citigroup, VR, 3.887%, 1/10/28  (6) 315,000 301
Citigroup, VR, 4.075%, 4/23/29  (6) 100,000 94
CMS Energy, 4.875%, 3/1/44  25,000 22
CNO Global Funding, 2.65%, 1/6/29  (3) 315,000 268
CommonSpirit Health, 2.76%, 10/1/24  95,000 94
CommonSpirit Health, 2.782%, 10/1/30  50,000 42
Corebridge Financial, 4.40%, 4/5/52  375,000 288

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CRH America Finance, 3.95%, 4/4/28  (3) 400,000 379
Crown Castle, 2.10%, 4/1/31  250,000 198
Crown Castle, 3.70%, 6/15/26  40,000 38
Crown Castle, 4.75%, 5/15/47  30,000 25
CVS Health, 2.70%, 8/21/40  540,000 353
Diamondback Energy, 5.15%, 1/30/30  35,000 34
Discover Financial Services, 3.75%, 3/4/25  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 124
Elevance Health, 4.65%, 1/15/43  20,000 17
Energy Transfer, 5.25%, 4/15/29  120,000 118
ERAC USA Finance, 5.40%, 5/1/53  (3) 300,000 282
Essex Portfolio, 2.65%, 3/15/32  135,000 108
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30  (3) 200,000 172
Extra Space Storage, 4.00%, 6/15/29  145,000 134
FirstEnergy Transmission, 4.35%, 1/15/25  (3) 65,000 64
Fiserv, 3.20%, 7/1/26  100,000 95
Fiserv, 5.45%, 3/15/34  175,000 171
Florida Gas Transmission, 4.35%, 7/15/25  (3) 215,000 211
Ford Motor Credit, 7.122%, 11/7/33  200,000 209
GATX, 6.90%, 5/1/34  270,000 286
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 269
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.50%, 1/23/25  300,000 295
Goldman Sachs Group, 3.85%, 1/26/27  115,000 110
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 10
Goldman Sachs Group, VR, 2.615%, 4/22/32  (6) 200,000 164
Goldman Sachs Group, VR, 2.908%, 7/21/42  (6) 130,000 88
Hasbro, 3.00%, 11/19/24  150,000 148
HCA, 4.125%, 6/15/29  235,000 218
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 27
Healthpeak, 2.125%, 12/1/28  80,000 69
Healthpeak, 2.875%, 1/15/31  45,000 38
High Street Funding Trust I, 4.111%, 2/15/28  (3) 100,000 93
Honeywell International, 1.10%, 3/1/27  275,000 246
Humana, 5.95%, 3/15/34  110,000 110
Hyundai Capital America, 1.30%, 1/8/26  (3) 145,000 134
Hyundai Capital America, 1.65%, 9/17/26  (3) 180,000 163
Hyundai Capital America, 1.80%, 10/15/25  (3) 55,000 52
Hyundai Capital America, 2.00%, 6/15/28  (3) 235,000 203
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 115

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Intercontinental Exchange, 3.75%, 12/1/25  75,000 73
Interpublic Group of Companies, 5.375%, 6/15/33  410,000 397
IQVIA, 6.25%, 2/1/29  50,000 51
JPMorgan Chase, VR, 1.578%, 4/22/27  (6) 235,000 217
JPMorgan Chase, VR, 3.882%, 7/24/38  (6) 160,000 133
Kentucky Utilities, 4.375%, 10/1/45  65,000 53
Keysight Technologies, 4.55%, 10/30/24  230,000 229
Kilroy Realty, 3.45%, 12/15/24  40,000 39
Kilroy Realty, 4.25%, 8/15/29  25,000 22
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 46
Liberty Mutual Group, 4.85%, 8/1/44  (3) 20,000 17
LYB International Finance II, 3.50%, 3/2/27  300,000 284
Marriott International, Series AA, 4.65%, 12/1/28  285,000 275
Mars, 4.75%, 4/20/33  (3) 125,000 120
Marsh & McLennan, 3.50%, 6/3/24  115,000 115
MassMutual Global Funding II, 5.10%, 4/9/27  (3) 220,000 219
McDonald's, 1.45%, 9/1/25  65,000 62
McKesson, 5.25%, 2/15/26  370,000 369
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 94
Met Tower Global Funding, 1.25%, 9/14/26  (3) 245,000 221
Microchip Technology, 5.05%, 3/15/29  55,000 54
Micron Technology, 4.185%, 2/15/27  181,000 175
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (3) 110,000 104
Mississippi Power, 3.95%, 3/30/28  170,000 161
Moody's, 2.00%, 8/19/31  335,000 266
Morgan Stanley, 4.30%, 1/27/45  45,000 37
Morgan Stanley, VR, 5.656%, 4/18/30  (6) 360,000 361
Motorola Solutions, 5.00%, 4/15/29  50,000 49
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 257
NiSource, 3.49%, 5/15/27  215,000 203
NiSource, 3.95%, 3/30/48  105,000 77
Northern Trust, 3.95%, 10/30/25  25,000 24
Nucor, 2.70%, 6/1/30  70,000 60
Nucor, 3.95%, 5/1/28  121,000 115
Omnicom Group, 3.65%, 11/1/24  50,000 49
O'Reilly Automotive, 3.60%, 9/1/27  145,000 137
O'Reilly Automotive, 5.75%, 11/20/26  35,000 35
PACCAR Financial, 0.90%, 11/8/24  415,000 405
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 245
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 340
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 74
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 21
Principal Financial Group, 2.125%, 6/15/30  160,000 131
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Public Storage Operating, 1.95%, 11/9/28  150,000 130
Realty Income, 2.20%, 6/15/28  70,000 61
Regency Centers, 4.125%, 3/15/28  35,000 33
Republic Services, 3.375%, 11/15/27  230,000 216
Revvity, 1.90%, 9/15/28  230,000 197
Roper Technologies, 2.95%, 9/15/29  60,000 53
Roper Technologies, 3.80%, 12/15/26  50,000 48
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 48
Santander Holdings USA, VR, 2.49%, 1/6/28  (6) 135,000 122
SBA Tower Trust, 2.836%, 1/15/25  (3) 250,000 245
Sempra, 3.30%, 4/1/25  185,000 181
ServiceNow, 1.40%, 9/1/30  235,000 186
Simon Property Group, 2.65%, 2/1/32  340,000 278
Simon Property Group, 3.375%, 10/1/24  45,000 45
Solventum, 5.40%, 3/1/29  (3) 110,000 108
Southern, 5.70%, 3/15/34  90,000 90
Synchrony Financial, 4.25%, 8/15/24  375,000 373
Texas Instruments, 1.125%, 9/15/26  80,000 73
Texas Instruments, 1.375%, 3/12/25  45,000 43
Time Warner Cable, 6.55%, 5/1/37  13,000 12
Time Warner Cable, 6.75%, 6/15/39  13,000 12
TJX, 1.60%, 5/15/31  55,000 44
Trinity Health, 4.125%, 12/1/45  25,000 21
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,631 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  253,494 223
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
UnitedHealth Group, 4.70%, 4/15/29  200,000 195
Verizon Communications, 1.68%, 10/30/30  28,000 22
Verizon Communications, 2.625%, 8/15/26  230,000 216
Waste Connections, 2.20%, 1/15/32  155,000 123
Wells Fargo, VR, 5.389%, 4/24/34  (6) 410,000 396
Willis North America, 3.60%, 5/15/24  40,000 40
Willis North America, 4.50%, 9/15/28  160,000 152
WP Carey, 3.85%, 7/15/29  115,000 106
23,061

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Equity Mutual Funds 8.1%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class  (8) 1,921,862 41,897
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (8) 2,334,528 22,411
64,308
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 230
California, Build America, GO, 7.625%, 3/1/40  35,000 41
California State Univ., Series B, 2.795%, 11/1/41  250,000 177
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 167
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 299
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 173
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 14
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 17
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 146
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 18
Metropolitan Government Nashville & Davidson County Health
& Ed. Facs, Series B, 3.235%, 7/1/52  200,000 123
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39  15,000 15
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 159
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 71
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  123,000 133
New York State Dormitory Auth., Series F, Build America,
Unrefunded Portion, 5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 19
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 22
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 99
1,943
Non-U.S. Government Mortgage-Backed Securities 0.8%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66  (3) 64,780 54

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66  (3) 21,226 18
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66  (3) 59,658 49
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67  (3) 213,604 205
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (3) 76,046 65
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.595%, 11/15/34  (3) 50,000 6
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM,
6.363%, 7/15/56  145,000 148
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (3) 150,000 113
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 6.439%, 10/15/36  (3) 225,000 219
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52  (3) 100,000 64
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 51
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 74
Chase Home Lending Mortgage Trust, Series 2023-RPL1,
Class A1, CMO, ARM, 3.50%, 6/25/62  (3) 212,156 187
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (3) 55,682 46
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M
TSFR + 1.414%, 6.733%, 11/15/37  (3) 137,619 137
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 39
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 58
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 97
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 6.23%, 11/25/41  (3) 20,055 20
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.63%, 5/25/43  (3) 166,327 170
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59  (3) 15,301 14
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.815%, 7/15/38  (3) 91,426 91
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  15,816 15

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 710
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 334
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 271
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  405,000 388
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57  (3) 5,551 5
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%,
12/10/40  (3) 100,000 78
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR
+ 1.947%, 7.268%, 12/15/36  (3) 53,735 54
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  65,000 59
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 63
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  41,719 41
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39  (3) 100,000 82
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (3) 31,859 28
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (3) 37,728 33
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M TSFR + 0.944%, 6.00%, 8/25/50  (3) 8,464 8
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  15,047 13
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.536%, 4/15/38  (3) 213,914 213
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 82
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 146
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (3) 94,542 96
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52  (3) 129,974 103

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M TSFR + 2.109%, 7.43%, 11/15/38  (3) 295,000 270
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 6.531%, 10/25/59  (3) 8,644 9
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63  (3) 91,598 92
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.188%, 12/25/49  (3) 184,303 148
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48  (3) 6,200 6
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M TSFR + 1.614%, 6.935%, 5/15/38  (3) 110,000 104
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (3) 1,081 1
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55  (3) 19,288 18
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.43%, 10/25/33  (3) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.18%, 11/25/41  (3) 96,058 96
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.58%, 3/25/44  (3) 148,492 148
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (3) 12,866 12
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 3.642%, 11/25/59  (3) 13,377 13
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59  (3) 27,169 26
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66  (3) 30,538 26
Verus Securitization Trust, Series 2021-7, Class A1, CMO,
ARM, 1.829%, 10/25/66  (3) 103,976 89
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68  (3) 110,694 110
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69  (3) 99,217 99
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 97
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 72
6,385

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Private Investment Companies 8.0%
Blackstone Partners Offshore Fund, Series E1  (4) 25,981 63,602
63,602
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,076
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 483
U.S. Treasury Bonds, 1.75%, 8/15/41  1,310,000 831
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 381
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 678
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,449
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 210
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,369
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 99
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 48
U.S. Treasury Bonds, 2.75%, 8/15/47  (11) 4,915,000 3,444
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 417
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 297
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 324
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 162
U.S. Treasury Bonds, 3.00%, 2/15/48  (11) 740,000 542
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 110
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 578
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 230
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 85
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 179
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 256
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 65
U.S. Treasury Bonds, 3.625%, 5/15/53  1,090,000 891
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 518
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 529
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 92
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 131
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 330
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 363
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 637
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  103,461 57
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  276,414 162
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  289,796 211
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  702,748 532
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  245,415 178
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  81,070 61
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  142,204 105

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  166,487 122
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  162,713 135
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  637,454 516
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  276,246 260
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  4,580,680 4,434
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,184,256 1,121
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  4,308,472 4,022
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  417,239 362
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  1,262,327 1,194
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  218,582 206
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  282,623 273
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  773,710 682
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  1,310,929 1,255
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  2,796,756 2,669
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  3,776,283 3,748
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,723,363 3,744
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 327
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 103
U.S. Treasury Notes, 0.875%, 6/30/26  1,215,000 1,113
U.S. Treasury Notes, 1.25%, 8/15/31  1,035,000 817
U.S. Treasury Notes, 1.625%, 8/15/29  1,650,000 1,415
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,505
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 298
U.S. Treasury Notes, 2.75%, 5/15/25  220,000 214
U.S. Treasury Notes, 3.375%, 5/15/33  345,000 312
U.S. Treasury Notes, 3.625%, 5/31/28  645,000 617
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 705
U.S. Treasury Notes, 4.00%, 2/15/34  110,000 104
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,171
U.S. Treasury Notes, 4.125%, 10/31/27  1,195,000 1,168
U.S. Treasury Notes, 4.25%, 2/28/29  735,000 720
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,088
56,530
Total United States (Cost $501,667) 588,893
VIETNAM  0.4%
Common Stocks 0.4%
Asia Commercial Bank  284,971 322
Bank for Foreign Trade of Vietnam  (1) 108,081 388
Binh Minh Plastics  12,300 53
FPT  120,116 624
FPT Digital Retail  11,095 70

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hoa Phat Group  (1) 475,700 533
Khang Dien House Trading & Investment  (1) 32,934 45
Military Commercial Joint Stock Bank  221,042 195
Mobile World Investment  44,000 95
Nam Long Investment  31,866 47
Phu Nhuan Jewelry  38,600 149
Saigon Beer Alcohol Beverage  25,000 53
Vietnam Dairy Products  44,400 114
Vietnam Engine & Agricultural Machinery  119,400 168
Vincom Retail  (1) 142,400 126
Total Vietnam (Cost $2,402) 2,982
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Treasury Reserve Fund, 5.35%  (8)(12) 4,794,442 4,794
Total Short-Term Investments (Cost $4,794) 4,794
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 5.37%  (8)(12) 5,472,081 5,472
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,472
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 5.37%  (8)(12) 569,982 570
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 570
Total Securities Lending Collateral (Cost $6,042) 6,042

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED  0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 5/24/24
@ $109.50  (1) 9 967 2
Total Options Purchased (Cost $3) 2
Total Investments in Securities
100.2% of Net Assets
(Cost $668,692) $ 800,127
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at April 30, 2024.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,083 and represents 1.8% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,690 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is pledged to cover or as collateral for written call options at April 30, 2024.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) At April 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OMR Rial Omani
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written  (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
5/17/24 @ $77.00 1,547 11,802 (21)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/17/24 @ $77.00 461 3,517 (42)
Morgan Stanley
Alcon, Call, 5/17/24 @
80.00 (CHF) 1 7 —
Morgan Stanley
S&P 500 Index, Call,
6/21/24 @ $5,150.00 72 36,257 (437)
Total Options Written (Premiums $(725)) $ (500)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 2,000 45 42 3
Total United States 3
Total Centrally Cleared Credit Default Swaps,
Protection Sold 3
Total Centrally Cleared Swaps 3
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ (1)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/31/24 USD 2,806 AUD 4,282 $ 28
BNP Paribas 5/31/24 USD 12,957 EUR 12,048 84
BNP Paribas 5/31/24 USD 444 SGD 603 2
HSBC Bank 5/31/24 USD 660 HKD 5,157 (1)
JPMorgan Chase 5/31/24 USD 9,061 JPY 1,403,269 121
State Street 5/31/24 ILS 15 USD 4 —
State Street 5/31/24 JPY 36,291 USD 234 (3)
State Street 5/31/24 USD 3,568 CHF 3,243 28
State Street 5/31/24 USD 1,393 DKK 9,654 9
State Street 5/31/24 USD 5,559 GBP 4,438 13
State Street 5/31/24 USD 149 ILS 565 (2)
State Street 5/31/24 USD 225 NOK 2,467 3
State Street 5/31/24 USD 73 NZD 123 1
State Street 5/31/24 USD 1,164 SEK 12,641 16
Net unrealized gain (loss) on open forward
currency exchange contracts $ 299

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 21 MSCI EAFE Index contracts 6/24 (2,381) $ 76
Long, 55 S&P 500 E-Mini Index contracts 6/24 13,934 (116)
Long, 25 U.S. Treasury Long Bond contracts 6/24 2,845 (132)
Long, 26 U.S. Treasury Notes five year contracts 6/24 2,723 (45)
Long, 10 U.S. Treasury Notes ten year contracts 6/24 1,075 (26)
Long, 1 U.S. Treasury Notes two year contracts 6/24 203 (1)
Long, 3 Ultra U.S. Treasury Bonds contracts 6/24 359 (22)
Short, 8 Ultra U.S. Treasury Notes ten year
contracts 6/24 (882) 30
Net payments (receipts) of variation margin to date 126
Variation margin receivable (payable) on open futures contracts $ (110)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.07%  $ (275) $ 111 $ 381
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.49%  (264) 578 533
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.28%  (617) 3,003 894
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.58%  (3) 138 379
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.39%  (139) 1,111 672
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,173 8,203 340
T. Rowe Price International Bond Fund - I
Class, 3.56%  (828) 1,644 358
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.48%  —  85 33
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  —  (87) 1,347
T. Rowe Price Government Reserve Fund,
5.37% —  —  — ++
T. Rowe Price Treasury Reserve Fund, 5.35% —  —  261
Affiliates not held at period end —  —  10
Totals $ 47# $ 14,786 $ 5,208+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.07%  $ 16,583 $ 382 $ 1,525 $ 15,551
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.49%  17,787 535 2,013 16,887
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.28%  30,341 894 2,918 31,320
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.58%  8,369 379 103 8,783
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.39%  19,635 671 1,139 20,278
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  42,331 1,697 10,334 41,897
T. Rowe Price International
Bond Fund - I Class, 3.56%  24,329 358 3,328 23,003
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.48%  2,159 4,434 —  6,678
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,151 1,347 —  22,411
T. Rowe Price Government
Reserve Fund, 5.37% 3,057  ¤  ¤ 6,042
T. Rowe Price Treasury
Reserve Fund, 5.35% 18,210  ¤  ¤ 4,794
Total $ 197,644^
# Capital gain distributions from underlying Price funds represented $1,357 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $5,208 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $214,163.

T. ROWE PRICE Global Allocation Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $668,692) $ 800,127
Receivable for investment securities sold 7,815
Dividends and interest receivable 1,321
Foreign currency (cost $1,298) 1,275
Receivable for shares sold 1,054
Unrealized gain on forward currency exchange contracts 305
Cash 16
Other assets 1,354
Total assets 813,267
Liabilities
Payable for investment securities purchased 7,256
Obligation to return securities lending collateral 6,042
Options written (premiums $725) 500
Payable for shares redeemed 463
Investment management fees payable 361
Variation margin payable on futures contracts 110
Due to affiliates 15
Unrealized loss on forward currency exchange contracts 6
Variation margin payable on centrally cleared swaps 1
Other liabilities 158
Total liabilities 14,912
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 798,355

T. ROWE PRICE Global Allocation Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 115,683
Paid-in capital applicable to 54,162,100 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 682,672
NET ASSETS $ 798,355
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $511,016; Shares outstanding: 34,665,649) $ 14.74
Advisor Class
(Net assets: $3,286; Shares outstanding: 224,586) $ 14.63
I Class
(Net assets: $284,053; Shares outstanding: 19,271,865) $ 14.74

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $203) $ 9,294
    Interest 1,963
Securities lending 24
Total income 11,281
Expenses
Investment management 2,757
Shareholder servicing
Investor Class $ 383
Advisor Class 4
I Class 20 407
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 36
I Class 8 44
Custody and accounting 125
Legal and audit 67
Registration 42
Proxy and annual meeting 3
Directors 1
Miscellaneous 21
Waived / paid by Price Associates (618)
Total expenses 2,853
Net investment income 8,428

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $51) 18,524
Futures 3,098
Options written (4,362)
Forward currency exchange contracts 227
Foreign currency transactions 11
Capital gain distributions from mutual funds 1,357
Net realized gain 18,855
Change in net unrealized gain / loss
Securities 78,353
Futures (471)
Swaps 3
Options written 329
Forward currency exchange contracts 208
Other assets and liabilities denominated in foreign currencies (25)
Change in net unrealized gain / loss 78,397
Net realized and unrealized gain / loss 97,252
INCREASE IN NET ASSETS FROM OPERATIONS $ 105,680

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,428 $ 17,843
Net realized gain 18,855 14,667
Change in net unrealized gain / loss 78,397 41,953
Increase in net assets from operations 105,680 74,463
Distributions to shareholders
Net earnings
Investor Class (12,874) (22,307)
Advisor Class (84) (123)
I Class (8,544) (8,145)
Decrease in net assets from distributions (21,502) (30,575)
Capital share transactions
*
Shares sold
Investor Class 36,755 83,180
Advisor Class 427 957
I Class 24,571 96,320
Distributions reinvested
Investor Class 12,046 14,937
Advisor Class 73 116
I Class 8,400 7,911
Shares redeemed
Investor Class (84,527) (350,350)
Advisor Class (1,023) (2,281)
I Class (55,099) (76,750)
Decrease in net assets from capital share
transactions (58,377) (225,960)

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase (decrease) during period 25,801 (182,072)
Beginning of period 772,554 954,626
End of period $ 798,355 $ 772,554
*
Share information (000s)
Shares sold
Investor Class 2,556 6,218
Advisor Class 30 72
I Class 1,708 7,166
Distributions reinvested
Investor Class 851 1,166
Advisor Class 5 9
I Class 594 617
Shares redeemed
Investor Class (5,869) (25,479)
Advisor Class (72) (170)
I Class (3,860) (5,727)
Decrease in shares outstanding (4,057) (16,128)

T. ROWE PRICE Global Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified,  open-
end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global
Allocation Fund (Investor Class), the Global Allocation Fund– Advisor Class
(Advisor Class) and the Global Allocation Fund– I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are

T. ROWE PRICE Global Allocation Fund

recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’ s average daily net assets.
Capital Transactions  Each investor’ s interest in the net assets of the fund is represented by fund shares. The fund’ s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Global Allocation Fund

New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020– 04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’ s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’ s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’ s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’ s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Global Allocation Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’ s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’ s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Global Allocation Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’ s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’ s NAV per share as of the valuation date, if available. If the investee’ s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’ s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’ s length

T. ROWE PRICE Global Allocation Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’ s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ —  $ 101,587 $ —  $ 101,587
Bond Mutual Funds 122,500 —  —  122,500
Closed-End Mutual Funds —  17 —  17
Common Stocks 265,979 169,086 157 435,222
Convertible Preferred Stocks —  —  1,533 1,533
Equity Mutual Funds 64,308 —  —  64,308
Preferred Stocks —  520 —  520
Private Investment
Companies —  —  63,602 63,602
Short-Term Investments 4,794 —  —  4,794
Securities Lending Collateral 6,042 —  —  6,042
Options Purchased 2 —  —  2
Total Securities 463,625 271,210 65,292 800,127
Swaps* —  3 —  3
Forward Currency Exchange
Contracts —  305 —  305
Futures Contracts* 106 —  —  106
Total $ 463,731 $ 271,518 $ 65,292 $ 800,541
Liabilities
Options Written $ —  $ 500 $ —  $ 500
Forward Currency Exchange
Contracts —  6 —  6
Futures Contracts* 342 —  —  342
Total $ 342 $ 506 $ —  $ 848

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’ s Level 3 holdings for the six months ended April 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2024, totaled $3,834,000 for the six months ended April 30, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’ s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
4/30/24
Investment in Securities
Common Stocks $ 156 $ 13 $ —  $ (12) $ 157
Convertible Preferred Stocks 1,372 161 10 (10) 1,533
Private Investment Companies 59,932 3,670 —  —  63,602
Total $ 61,460 $ 3,844 $ 10 $ (22) $ 65,292

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$157 Recent
comparable
transaction
price(s)
— # — # — # — #
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Relative value — # — # — #
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x
– 11.3x
8.1x Increase
Gross profit
growth rate
24% 24% Increase
Enterprise
value to sales
multiple
1.7x
– 9.2x
5.0x Increase
Sales growth
rate
23% 23% Increase
Discount for
liquidation
preference
— # — # Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,533 Recent
comparable
transaction
price(s)
— # — # — # — #

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Conversion
ratio
— # — # — #
Market
comparable
Enterprise
value to gross
profit multiple
6.8x
– 11.3x
10.3x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Gross profit
growth rate
17%
- 24%
23% Increase
Enterprise
value to sales
multiple
2.1x
– 9.2x
2.5x Increase
Projected
enterprise
value to sales
multiple
3.0x
– 5.1x
3.8x Increase
Sales growth
rate
1%
- 24%
22% Increase
Enterprise
value to EBIT
multiple
10.3x
– 14.4x
12.4x Increase
EBIT growth
rate
24% 24% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Discount rate
for cost of
capital
15%
- 30%
27% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’ s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’ s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 63,602 Rollforward of
Investee NAV
Estimated
return
0.51% 0.51% Increase

T. ROWE PRICE Global Allocation Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’ s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 32
Foreign exchange derivatives Forwards 305
Credit derivatives Centrally Cleared Swaps 3
Equity derivatives Futures 76
^
,*
Total $ 416
^
,*
Liabilities
Interest rate derivatives Futures $ 226
Foreign exchange derivatives Forwards 6
Credit derivatives Options Written 63
Equity derivatives Futures, Options Written 553
Total $ 848
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ —  $ 41 $ 8 $ —  $ —  $ 49
Foreign
exchange
derivatives —  —  —  227 —  227
Equity
derivatives —  (4,403) 3,090 —  —  (1,313)
Total $ —  $ (4,362) $ 3,098 $ 227 $ —  $ (1,037)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (1) $ (1) $ 97 $ —  $ —  $ 95
Foreign
exchange
derivatives —  —  —  208 —  208
Credit
derivatives —  112 —  —  3 115
Equity
derivatives —  218 (568) —  —  (350)
Total $ (1) $ 329 $ (471) $ 208 $ 3 $ 68
^ Options purchased are reported as securities.

T. ROWE PRICE Global Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’ s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Global Allocation Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’ s assets. Collateral pledged by counterparties is not included in the fund’ s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’ s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, securities valued at $490,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of April 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $560,000 cash and securities valued at $278,000. As of
April 30, 2024, securities valued at $338,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’ s foreign currency exposure from one country to another, or to enhance the fund’ s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’ s total return; and the

T. ROWE PRICE Global Allocation Fund

potential for losses in excess of the fund’ s initial investment. During the six months ended April 30, 2024, the volume of the fund’ s activity in forwards, based on underlying notional amounts, was generally between 4% and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’ s initial investment.
During the six months ended April 30, 2024, the volume of the fund’ s activity in futures, based on underlying notional amounts, was generally between 2% and
5% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased

T. ROWE PRICE Global Allocation Fund

are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended
April 30, 2024, the volume of the fund’ s activity in options, based on underlying notional amounts, was generally between 6% and 7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract

T. ROWE PRICE Global Allocation Fund

terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2024, the notional amount of protection sold by the fund totaled $2,000,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’ s swap investments, and potential losses in excess of the fund’ s initial investment.
During the six months ended April 30, 2024, the volume of the fund’ s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Global Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “ tranches” or “ classes” , which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “ equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers

T. ROWE PRICE Global Allocation Fund

unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’ s management. As of April 30, 2024, the fund’ s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $5,519,000; the value of cash collateral and related investments was $6,042,000.

T. ROWE PRICE Global Allocation Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $111,005,000 and
$180,160,000, respectively, for the six months ended April 30, 2024. Purchases and sales of U.S. government securities aggregated $27,303,000 and
$24,321,000, respectively, for the six months ended April 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$3,103,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $677,933,000. Net unrealized gain aggregated
$121,764,000 at period-end, of which $175,477,000 related to appreciated investments and $53,713,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/

T. ROWE PRICE Global Allocation Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’ s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’ s group fee is determined by applying the group fee rate to the fund’ s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%.
The Advisor Class and Investor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’ s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’ s net assets grow or expenses decline sufficiently to allow repayment without causing the class’ s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’ s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’ s net assets grow or expenses decline sufficiently to allow repayment without causing the class’ s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $150,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’ s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $56,000 for Price Associates; $103,000 for T. Rowe Price Services, Inc.;
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.04% 1.15% 0.05%
Expense limitation date 02/28/26 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $— $(2) $(45)

T. ROWE PRICE Global Allocation Fund

and $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’ s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’ s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
April 30, 2024, are as follows:

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$368,000, $2,000 and $201,000 for the Investor Class, Advisor Class and
I Class, respectively, for the six months ended April 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’ s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’ s total
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 39
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class 0.65% 49
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 109
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 24
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 50
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.63% 134
T. Rowe Price International Bond Fund - I Class 0.49% 60
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 5
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 101
Total Management Fee Waived $ 571

T. ROWE PRICE Global Allocation Fund

assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended April 30, 2024, the fund incurred $3,000 in interest expense related to outstanding borrowings on two days in the average amount of $7,800,000 and at an average annual rate of
6.94%. At April 30, 2024, there were no borrowings outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’ s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’ s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’ s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’ s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “ Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’ s most recent annual proxy voting record is available on our website and through the SEC’ s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “ Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’ s reports on Form N-PORT are available electronically on the SEC’ s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Global Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’ s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Hong
Kong Limited, T. Rowe Price Japan, Inc., and T. Rowe Price Singapore Private
Ltd. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11– 12, 2024 (Meeting), the Board, including all of the fund’ s independent directors present in person at the Meeting, approved the continuation of the fund’ s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’ s investments in accordance with its investment program and the overall management of the fund’ s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’ s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’ s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Global Allocation Fund

involved in the management of the fund, as well as the Adviser’ s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’ s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’ s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’ s relative performance information as of September 30, 2023, which ranked the returns of the fund’ s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’ s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’ s performance, the length of the fund’ s performance track record, and how closely the fund’ s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’ s performance, as well as the other factors considered at the Meeting, supported the Board’ s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’ s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.

T. ROWE PRICE Global Allocation Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’ s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components— a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’ s average daily net assets— and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay each Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’ s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’ s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’ s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’ s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees,

T. ROWE PRICE Global Allocation Fund

nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’ s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’ s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’ s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’ s total expenses ranked in the second quintile (Investor Class Expense Group and
Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’ s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’ s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’ s proprietary mutual fund business. In assessing the reasonableness of the fund’ s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’ s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE Global Allocation Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

T. ROWE PRICE Global Allocation Fund

APPROVAL OF NEW SUBADVISORY AGREEMENT
Prior to the March Meeting, at a meeting held on October 23, 2023 (October
Meeting), the fund’ s Board considered the initial approval of an investment subadvisory agreement (New Subadvisory Contract) that the Adviser entered into with T. Rowe Price Australia Limited (New Subadviser) on behalf of the fund. The
New Subadvisory Contract authorizes the New Subadviser to have investment discretion with respect to all or a portion of the fund’ s portfolio. The Board noted
that the New Subadvisory Contract will be substantially similar to the fund’ s other
Subadvisory Contracts and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the New
Subadvisory Contract, the Adviser may pay the New Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund.
At the October Meeting, the Board reviewed materials relevant to its consideration of the proposed New Subadvisory Contract. The factors considered by the Board at the October Meeting in connection with approval of the proposed New Subadvisory
Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract and Subadvisory
Contracts. The independent directors were assisted in their evaluation of the New
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the October Meeting, the Board, including all of the fund’ s independent directors present in person at the October Meeting, approved the
New Subadvisory Contract between the Adviser and New Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the New Subadvisory Contract, effective November 1,
2023.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024